RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS.
Schedule of carrying amount of Right-of-use assets and the movement

	Buildings	Equipment	Rolling stocks	Total
	$	$	$	$
COST
As at January 1, 2021	1,297	339	273	1,909
New leases	1,612	—	—	1,612
End of leases	(252)	(339)	(109)	(700)
Remeasurement of lease	58	—	—	58
As at December 31, 2021	2,715	—	164	2,879
ACCUMULATED DEPRECIATION
As at January 1, 2021	386	321	135	842
Depreciation	419	3	46	468
End of leases	(252)	(324)	(109)	(685)
As at December 31, 2021	553	—	72	625
Net book value as at December 31, 2021	2,162	—	92	2,254

	Buildings	Equipment	Rolling stocks	Total
	$	$	$	$
COST
As at January 1, 2020	457	339	158	954
New leases	840	—	—	840
Remeasurement of lease	—	—	115	115
As at December 31, 2020	1,297	339	273	1,909
ACCUMULATED DEPRECIATION
As at January 1, 2020	157	167	67	391
Depreciation	229	154	68	451
As at December 31, 2020	386	321	135	842
Net book value as at December 31, 2020	911	18	138	1,067